GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111


May 1, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

Re:     Maxim Series Account of
        Great-West Life & Annuity Insurance Company
        Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File Nos. 033-82610 and 811-03249

Ladies and Gentlemen:

        In lieu of filing the form of Prospectus and Statement of Additional Information for Maxim Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

(1)            the form of Prospectus and Statement of Additional
               Information that would have been filed under paragraph (c) of Rule 497 does not differed from that contained in post-effective amendment no. 9 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

(2) the text of post-effective amendment no. 9 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission on April 29, 2002.

        If you should have any questions or require any additional information regarding the foregoing, please contact the undersigned at (303) 737-3838.

Maxim Series Account of
Great-West Life & Annuity Insurance Company
(Registrant)


By:     /s/ Michael T. Lininger
        ----------------------------
        Michael T. Lininger
        Associate Counsel
        Great-West Life & Annuity Insurance Company